Flight Equipment Held for Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Flight equipment held for operating leases
Cost	$ 3,047,274	$ 3,070,820
Accumulated depreciation	(430,410)	(308,531)
Net flight equipment held for operating leases	$ 2,616,864	$ 2,762,289